United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-06-30

Date of Reporting Period: 2025-06-30

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond ETF

NYSE Arca | FTRB

Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes ETF Trust

This annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$38	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  Overweight allocations in emerging markets, high-yield, and trade finance contributed to relative Fund performance.

  Positioning for a steepening of the yield curve benefitted relative Fund performance.

  The Fund was positively impacted by security selection within the allocations to emerging markets debt and investment-grade bonds.

Top Detractors from Performance

  The Fund’s duration was modestly lower than the Index and negatively detracted from relative performance.

  Underweight allocations to investment-grade bonds detracted from relative Fund performance.

  The Fund was negatively impacted by foreign currency exposure.

Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 1/3/2024 to 6/30/2025

Total Return Based on $10,000 Investment

	Federated Hermes Total Return Bond ETF at NAV	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index	Lipper Core Bond Funds Average
1/3/2024	$10,000	$10,000	$10,000	$10,000
3/31/2024	$10,041	$9,973	$10,002	$9,995
6/30/2024	$10,071	$9,980	$10,021	$10,022
9/30/2024	$10,615	$10,498	$10,542	$10,536
12/31/2024	$10,274	$10,177	$10,254	$10,235
3/31/2025	$10,553	$10,460	$10,527	$10,508
6/30/2025	$10,699	$10,586	$10,674	$10,652

Average Annual Total Returns

Fund/Index	1 Year	Since Inception 1/3/2024
Federated Hermes Total Return Bond ETF at NAV	6.24%	4.62%
Bloomberg US Aggregate Bond Index	6.08%	3.89%
Bloomberg US Universal Bond Index	6.51%	4.47%
Lipper Core Bond Funds Average	6.27%	4.30%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$326,552,552
  Number of Investments473
  Portfolio Turnover86%
  Total Advisory Fees Paid$845,447

Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	2.6%
Municipal Bonds	2.7%
Asset-Backed Securities	3.0%
Emerging Markets Core Fund	3.1%
High Yield Bond Core Fund	3.1%
Project and Trade Finance Core Fund	4.0%
Exchange-Traded Funds	11.4%
Mortgage-Backed Securities	16.5%
Corporate Bonds	25.3%
U.S. Treasury Securities	27.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L404

Q456262-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $263,535

Fiscal year ended 2024 - $135,928

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $31,761 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                NA

(g)               Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $157,030

Fiscal year ended 2024 - $193,713

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                 Not Applicable

(j)                 Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
June 30, 2025

NYSE Arca | FTRB

Federated Hermes Total Return Bond ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—27.5%
		U.S. Treasury Bonds—4.2%
$ 300,000		United States Treasury Bond, 4.625%, 2/15/2055	$ 291,939
13,400,000		United States Treasury Bond, 4.750%, 5/15/2055	13,320,499
		TOTAL	13,612,438
		U.S. Treasury Inflation-Protected Notes—0.5%
1,524,600		U.S. Treasury Inflation-Protected Notes, 2.125%, 1/15/2035	1,549,180
		U.S. Treasury Notes—22.8%
300		United States Treasury Note, 0.750%, 8/31/2026	289
400		United States Treasury Note, 0.875%, 9/30/2026	385
117,800		United States Treasury Note, 1.250%, 11/30/2026	113,588
95,500		United States Treasury Note, 1.250%, 12/31/2026	91,917
1,250,000		United States Treasury Note, 3.375%, 9/15/2027	1,241,311
900,000		United States Treasury Note, 3.500%, 9/30/2029	890,829
2,477,000		United States Treasury Note, 3.750%, 8/31/2026	2,471,273
200,000		United States Treasury Note, 3.750%, 4/15/2028	200,248
13,990,000	[1]	United States Treasury Note, 3.750%, 5/15/2028	14,010,168
2,000,000		United States Treasury Note, 3.875%, 3/31/2027	2,003,271
666,000		United States Treasury Note, 4.000%, 2/29/2028	670,905
1,575,000		United States Treasury Note, 4.000%, 2/28/2030	1,590,259
4,850,000		United States Treasury Note, 4.000%, 3/31/2030	4,894,588
5,000,000		United States Treasury Note, 4.000%, 5/31/2030	5,048,013
5,900,000		United States Treasury Note, 4.000%, 4/30/2032	5,906,242
500,000		United States Treasury Note, 4.125%, 10/31/2026	501,429
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,257,903
200,000		United States Treasury Note, 4.125%, 2/28/2027	201,054
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,412,958
1,350,000		United States Treasury Note, 4.125%, 10/31/2029	1,369,282
2,800,000		United States Treasury Note, 4.125%, 3/31/2032	2,824,310
1,975,000		United States Treasury Note, 4.250%, 12/31/2026	1,986,622
1,000,000		United States Treasury Note, 4.250%, 1/15/2028	1,012,926
350,000		United States Treasury Note, 4.250%, 2/15/2028	354,714
596,000		United States Treasury Note, 4.250%, 6/30/2029	607,108
450,000		United States Treasury Note, 4.250%, 1/31/2030	458,861
400		United States Treasury Note, 4.250%, 6/30/2031	407
8,150,000		United States Treasury Note, 4.250%, 11/15/2034	8,175,534
1,700,000		United States Treasury Note, 4.250%, 5/15/2035	1,702,132
5,825,000		United States Treasury Note, 4.375%, 12/31/2029	5,968,785
3,000		United States Treasury Note, 4.500%, 3/31/2026	3,008
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,974,068
3,700,000		United States Treasury Note, 4.500%, 12/31/2031	3,814,625
4,300		United States Treasury Note, 4.625%, 2/28/2026	4,312
550,000		United States Treasury Note, 4.625%, 6/15/2027	559,088
900,000		United States Treasury Note, 4.625%, 4/30/2029	928,067
300,000		United States Treasury Note, 4.625%, 2/15/2035	309,501
		TOTAL	74,559,980
		TOTAL U.S. TREASURIES (IDENTIFIED COST $88,281,856)	89,721,598
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—25.3%
	Basic Industry - Chemicals—0.1%
$ 14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	$ 14,492
234,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	214,793
	TOTAL	229,285
	Basic Industry - Metals & Mining—0.4%
331,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	298,782
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	207,475
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	295,551
123,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	81,348
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	152,884
100,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	108,412
50,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	50,770
	TOTAL	1,195,222
	Basic Industry - Paper—0.1%
200,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	203,730
	Capital Goods - Aerospace & Defense—1.0%
225,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	221,520
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	130,430
300,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	306,682
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	33,977
508,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	470,945
305,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	208,496
110,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	107,021
240,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	245,631
165,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	161,313
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	96,976
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	212,818
410,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	407,590
177,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	203,032
266,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	271,899
100,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	88,643
	TOTAL	3,166,973
	Capital Goods - Building Materials—0.1%
139,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	136,242
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	250,193
	TOTAL	386,435
	Capital Goods - Construction Machinery—0.3%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	491,834
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	24,110
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	110,264
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	332,739
	TOTAL	958,947
	Capital Goods - Diversified Manufacturing—0.2%
250,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	252,212
240,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	242,380
168,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	149,740
29,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	25,921
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	121,118
	TOTAL	791,371
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Environmental—0.1%
$ 375,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	$ 320,386
	Communications - Cable & Satellite—0.4%
323,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	339,249
280,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	191,998
638,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	634,770
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	22,612
77,000	Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	70,014
	TOTAL	1,258,643
	Communications - Media & Entertainment—1.0%
125,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	126,912
15,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	15,221
2,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.400%, 8/15/2054	1,950,482
257,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	251,150
412,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	411,995
301,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	307,305
142,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	125,601
194,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	143,295
	TOTAL	3,331,961
	Communications - Telecom Wireless—0.7%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	254,208
228,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	204,459
275,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	262,993
357,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	232,802
160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	159,803
232,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	169,767
456,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	442,875
153,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2031	143,654
360,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	280,593
	TOTAL	2,151,154
	Communications - Telecom Wirelines—0.4%
301,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	294,968
434,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	393,510
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	202,833
58,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	54,954
269,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	254,960
133,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	102,587
	TOTAL	1,303,812
	Consumer Cyclical - Automotive—0.7%
125,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	126,138
130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	132,638
347,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	323,839
398,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	401,838
178,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	165,630
181,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	185,982
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.150%, 3/27/2030	506,006
305,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	310,861
	TOTAL	2,152,932
	Consumer Cyclical - Gaming—0.0%
121,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	120,102
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.4%
$ 275,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 258,150
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	320,515
236,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	210,582
136,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	126,999
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	122,009
24,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	23,975
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	86,255
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,912
	TOTAL	1,173,397
	Consumer Cyclical - Services—0.2%
305,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	269,781
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	48,507
95,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	93,453
157,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	156,139
	TOTAL	567,880
	Consumer Non-Cyclical - Food/Beverage—0.7%
200,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	206,477
90,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	83,538
310,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	289,117
163,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	164,452
220,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	216,780
200,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	188,568
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,517
265,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	268,174
55,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	54,866
296,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	279,981
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	181,676
160,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	102,212
125,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	127,996
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	199,802
	TOTAL	2,374,156
	Consumer Non-Cyclical - Health Care—0.7%
250,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	228,549
85,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	73,765
60,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	52,215
293,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	299,562
207,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	208,383
250,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	150,242
45,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	45,660
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	291,492
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	300,541
85,000	HCA, Inc., 5.250%, 6/15/2026	85,118
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	126,715
69,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	70,496
31,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	31,965
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	110,792
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	80,221
	TOTAL	2,155,716
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.8%
$ 196,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$ 195,354
30,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	28,396
112,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	110,144
192,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	186,898
90,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	82,423
200,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	170,142
121,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	123,907
205,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	201,530
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	113,985
127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	123,900
210,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	209,029
206,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	183,319
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	182,425
110,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	106,854
64,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	48,876
22,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	22,176
177,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	176,468
182,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	169,438
223,500	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	194,114
225,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	147,872
	TOTAL	2,777,250
	Consumer Non-Cyclical - Products—0.1%
145,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	147,145
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	134,152
	TOTAL	281,297
	Consumer Non-Cyclical - Supermarkets—0.1%
260,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	258,140
	Consumer Non-Cyclical - Tobacco—0.3%
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	69,205
230,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	242,029
81,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	85,384
116,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	113,594
156,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	140,533
363,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	295,210
100,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2034	99,524
88,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	84,902
	TOTAL	1,130,381
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	49,037
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,410
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	181,052
98,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	111,714
121,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	125,731
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	93,265
	TOTAL	591,209
	Energy - Integrated—0.2%
97,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	62,288
155,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	155,550
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	24,057
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$ 200,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	$ 199,437
150,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	101,017
150,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	119,980
	TOTAL	662,329
	Energy - Midstream—1.4%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	92,843
170,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	171,880
114,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	109,787
80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	66,473
700,000	Enbridge, Inc., Sr. Unsecd. Note, 4.900%, 6/20/2030	707,010
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	139,547
340,000	Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	347,581
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	151,663
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	259,498
88,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	91,450
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,731
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	101,559
381,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	377,972
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	89,167
203,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	199,836
53,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	52,688
270,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	285,535
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	241,431
333,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	312,021
140,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	138,373
179,000	Tennessee Gas Pipeline Co. LLC, Sr. Unsecd. Note, 7.000%, 3/15/2027	186,410
252,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	255,478
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	96,266
	TOTAL	4,498,199
	Energy - Oil Field Services—0.1%
250,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	241,860
103,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	91,131
138,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 2.650%, 6/26/2030	126,987
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,889
500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	460
	TOTAL	496,327
	Energy - Refining—0.1%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	164,685
96,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	94,104
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,431
	TOTAL	270,220
	Financial Institution - Banking—5.2%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	84,966
637,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	660,251
755,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	665,428
627,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	562,685
787,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	809,029
144,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	126,529
105,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	90,932
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 379,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	$ 377,657
4,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	4,642
208,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	194,596
605,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	598,579
381,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	381,866
127,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	129,586
428,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	388,273
302,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	309,336
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	70,777
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	319,490
276,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	267,530
340,000	FNB Corp. (PA), 5.722%, 12/11/2030	341,926
1,139,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	1,012,404
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	242,134
378,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	371,981
341,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	336,729
655,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	568,022
98,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,085
771,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	789,219
490,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	500,119
260,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	277,343
324,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	342,163
124,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	134,485
327,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	319,103
237,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	236,120
701,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	717,158
204,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	203,808
196,000	Northern Trust Corp., Sub. Note, 3.950%, 10/30/2025	195,555
792,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	820,212
260,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	268,529
244,000	State Street Corp., Sub., 2.200%, 3/3/2031	215,841
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	252,709
297,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	307,855
160,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	167,150
212,000	U.S. Bancorp, 4.967%, 7/22/2033	209,399
333,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	342,863
1,264,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,217,756
425,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	425,083
	TOTAL	16,945,903
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	141,525
100,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	97,054
287,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	300,730
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,906
	TOTAL	551,215
	Financial Institution - Finance Companies—0.3%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	329,626
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	113,662
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	224,828
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	$ 183,596
	TOTAL	851,712
	Financial Institution - Insurance - Health—0.4%
468,000	Centene Corp., 2.500%, 3/1/2031	402,942
46,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.250%, 5/15/2030	41,526
380,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	390,842
567,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	576,198
	TOTAL	1,411,508
	Financial Institution - Insurance - Life—0.9%
258,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	268,041
500,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 4.850%, 6/6/2030	504,251
55,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	60,753
278,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	188,785
313,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	327,764
201,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	268,825
218,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	148,041
180,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	183,069
192,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	209,616
508,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	452,625
189,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	166,537
230,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	206,758
	TOTAL	2,985,065
	Financial Institution - Insurance - P&C—0.5%
168,500	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	171,306
38,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	34,714
123,000	Aon Corp., Sr. Unsecd. Note, 2.800%, 5/15/2030	113,964
93,000	Aon North America, Inc., 5.750%, 3/1/2054	91,646
200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	197,983
375,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.650%, 8/15/2029	381,391
379,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	388,628
205,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	207,312
25,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	32,965
115,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	121,721
	TOTAL	1,741,630
	Financial Institution - REIT - Apartment—0.4%
283,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	279,433
383,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	383,013
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	309,948
219,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	184,393
90,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	88,752
	TOTAL	1,245,539
	Financial Institution - REIT - Healthcare—0.2%
205,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	175,519
178,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	177,534
406,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	371,158
	TOTAL	724,211
	Financial Institution - REIT - Office—0.2%
355,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	352,084
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	65,744
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 125,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	$ 114,546
	TOTAL	532,374
	Financial Institution - REIT - Other—0.2%
165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	163,315
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	98,475
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	239,491
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	221,947
	TOTAL	723,228
	Financial Institution - REIT - Retail—0.2%
420,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	411,553
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	119,680
155,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	155,346
	TOTAL	686,579
	Technology—3.1%
185,500	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	124,584
617,000	Apple, Inc., 1.650%, 5/11/2030	549,446
181,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	126,512
25,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,463
2,375,000	Apple, Inc., Sr. Unsecd. Note, 3.950%, 8/8/2052	1,893,053
280,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	284,809
125,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 4.450%, 9/9/2034	122,581
5,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	4,965
179,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	176,134
250,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	257,194
500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	514,160
341,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	332,386
230,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	235,143
217,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	219,631
220,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	223,520
60,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	44,084
250,000	Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	251,695
43,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	44,587
272,000	Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	239,338
114,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	100,830
154,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	153,502
111,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	112,302
205,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	198,854
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	309,428
235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	236,545
249,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	247,108
190,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	193,029
87,000	Microsoft Corp., Sr. Unsecd. Note, 1.350%, 9/15/2030	76,195
106,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	98,988
34,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 5/15/2030	32,103
213,000	Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	163,029
196,000	Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	196,524
1,000,000	Qualcomm, Inc., Sr. Unsecd. Note, 5.000%, 5/20/2035	1,006,926
371,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	329,680
160,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	169,978
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 328,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	$ 293,921
321,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	318,842
197,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	187,693
214,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	185,739
		TOTAL	10,279,501
		Transportation - Railroads—0.2%
130,500		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 4.450%, 3/15/2043	115,027
51,000	[2]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	48,270
180,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	173,705
417,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	384,481
		TOTAL	721,483
		Transportation - Services—0.4%
150,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	152,248
225,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	234,901
463,500		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	476,068
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	192,695
135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	139,411
198,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	201,403
		TOTAL	1,396,726
		Utility - Electric—1.9%
140,500		AEP Texas, Inc., Sr. Unsecd. Note, Series I, 2.100%, 7/1/2030	124,832
249,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	232,302
276,500		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	287,433
230,000		Commonwealth Edison Co., 3.650%, 6/15/2046	173,880
195,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	164,332
390,500		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	412,918
252,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	239,482
325,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	317,764
389,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	341,038
33,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	34,952
250,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	233,886
275,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	294,536
300,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	296,719
77,000		Exelon Corp., Bond, 7.600%, 4/1/2032	88,153
262,500		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	201,248
190,000		FirstEnergy, Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	187,870
40,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	38,355
231,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	229,218
783,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	705,156
437,000		NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	374,151
114,000		Ohio Power Co., Sr. Unsecd. Note, Series Q, 1.625%, 1/15/2031	96,767
200,000		Peco Energy Co., 2.800%, 6/15/2050	125,397
277,500		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	243,639
30,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	30,353
355,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	335,074
348,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	301,617
192,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	178,549
75,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.300%, 9/1/2049	51,233
		TOTAL	6,340,854
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.0%
$ 100,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	$ 101,388
	Utility - Natural Gas Distributor—0.2%
280,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	281,811
435,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	373,887
	TOTAL	655,698
	TOTAL CORPORATE BONDS (IDENTIFIED COST $81,957,227)	82,702,068
	MORTGAGE-BACKED SECURITIES—3.4%
	Federal Home Loan Mortgage Corporation—2.4%
4,307,754	Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,418,355
2,574,152	Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,230,087
2,603,335	Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,254,555
	TOTAL	7,902,997
	Federal National Mortgage Association—1.0%
1,802,946	Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,680,268
1,641,529	Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,644,083
	TOTAL	3,324,351
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,132,034)	11,227,348
	MUNICIPAL BONDS—2.7%
	Municipal Services—0.5%
1,650,000	Texas Water Development Board, Revenue Bonds (Series 2024A), 5.000%, 10/15/2053	1,674,853
	State/Provincial—0.9%
1,500,000	Connecticut State, UT GO Bonds (Series 2025B), 5.000%, 12/1/2034	1,710,405
1,230,000	Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2050	1,296,410
	TOTAL	3,006,815
	Utility - Electric—0.9%
1,375,000	Austin, TX Electric Utility System, Electric Utility System Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2043	1,426,474
1,500,000	Energy Northwest, WA (Bonneville WA Power Administration), Electric Revenue Refunding Bonds (Series 2025-A), 5.000%, 7/1/2040	1,610,142
	TOTAL	3,036,616
	Utility - Other—0.4%
1,115,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2025BB), 5.000%, 6/15/2043	1,171,909
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $8,957,646)	8,890,193
	ASSET-BACKED SECURITIES—2.7%
	Auto Receivables—1.3%
190,000	BMW Vehicle Lease Trust 2024-1, Class A3, 4.980%, 3/25/2027	190,636
100,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	101,606
71,658	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	72,172
325,000	Enterprise Fleet Financing LLC 2025-2, Class A4, 4.580%, 12/22/2031	327,767
600,000	Honda Auto Receivables Owner Trust 2025-2, Class A4, 4.280%, 8/15/2031	604,003
750,000	Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	756,021
1,000,000	SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	1,002,233
1,000,000	Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	999,289
200,000	World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	201,033
	TOTAL	4,254,760
	Credit Card—0.2%
500,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	510,134
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 175,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	$ 178,500
		TOTAL	688,634
		Equipment Lease—1.2%
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,020,717
1,000,000		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,014,433
1,000,000		John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	995,611
650,000		Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	651,122
		TOTAL	3,681,883
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,560,346)	8,625,277
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
		Federal Home Loan Mortgage Corporation—0.8%
1,155,901	[2]	FHLMC REMIC, Series 5396, Class FG, 5.305% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	1,153,271
1,476,491	[2]	FHLMC REMIC, Series 5402, Class FB, 5.405% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	1,477,855
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,623,564)	2,631,126
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Commercial Mortgage—0.7%
1,000,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	986,631
500,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.904% (CME Term SOFR 1 Month +1.593%), 11/15/2039	500,001
850,000	[2]	ORL Trust 2024-GLKS, Class B, 6.203% (CME Term SOFR 1 Month +1.892%), 12/15/2039	848,672
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,356,576)	2,335,304
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
AUD 750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	480,468
BRL 1,000,000		Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027	142,758
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $662,008)	623,226
		PURCHASED PUT OPTIONS—0.0%
1,000,000		Bank of America Merril Lynch EUR PUT/USD CALL (PUT-Option), Notional Amount $236,000,000, Exercise Price $1.139, Expiration Date 7/3/2025	2
1,500,000		Bank of America Merril Lynch USD PUT/ ZAR CALL (PUT-Option), Notional Amount $236,000,000, Exercise Price $17.65, Expiration Date 7/9/2025	8,006
60,000		United States Treasury, 0.000%, Notional Amount $569,100, Exercise Price $107.5, Expiration Date 7/26/2025	2,813
60,000		United States Treasury, 0.000%, Notional Amount $569,100, Exercise Price $108.5, Expiration Date 7/26/2025	14,062
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $81,558)	24,883
		EXCHANGE-TRADED FUNDS—11.4%
278,570		iShares MBS ETF	26,154,937
237,120		Vanguard Mortgage-Backed Securities ETF	10,988,141
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $36,697,893)	37,143,078
		INVESTMENT COMPANIES—25.3%
70,377		Bank Loan Core Fund	605,948
1,141,245		Emerging Markets Core Fund	10,054,366
3,445,277		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3]	3,445,277
1,796,985		High Yield Bond Core Fund	10,242,815
5,435,054		Mortgage Core Fund	45,273,997
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
1,459,553	Project and Trade Finance Core Fund	$ 12,975,426
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $81,469,715)	82,597,829
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $322,780,423)[4]	326,521,930
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	30,622
	NET ASSETS—100%	$326,552,552
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	425	$88,409,961	September 2025	$183,473
Short Futures:
iShares Short Futures	40	$5,696,800	September 2025	$(64,907)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$118,566
At June 30, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	EUR CALL/USD PUT	(2,000,000)	$2,000,000	July 2025	$1.16	$(40,662)
Barclays	EUR CALL/USD PUT	(2,000,000)	$2,000,000	August 2025	$1.18	$(25,128)
Barclays	USD CALL/NOK PUT	(3,000,000)	$3,000,000	August 2025	$10.20	$(30,504)
Morgan Stanley	AUD CALL/USD PUT	(2,500,000)	$2,500,000	July 2025	$0.67	$(6,215)
Morgan Stanley	NZD CALL/USD PUT	(2,500,000)	$2,500,000	July 2025	$0.62	$(6,182)
Morgan Stanley	USD CALL/BRL PUT	(2,500,000)	$2,500,000	July 2025	$6.00	$(1,713)
UBS	GBP CALL/USD PUT	(1,750,000)	$1,750,000	July 2025	$1.35	$(37,287)
Wells Fargo	United States Treasury	(100)	$11,547,000	July 2025	$117.00	$(73,437)
Wells Fargo	United States Treasury	(120)	$455,280	July 2025	$108.75	$(70,313)
Put Options:
Bank of America	USD PUT/NOK CALL	(2,500,000)	$2,500,000	July 2025	$10.00	$(11,705)
Bank of America	USD PUT/ZAR CALL	(3,000,000)	$3,000,000	July 2025	$17.30	$(2,046)
Bank of America	NZD PUT/USD CALL	(2,500,000)	$2,500,000	July 2025	$0.59	$(2,325)
Barclays	EUR PUT/USD CALL	(2,000,000)	$2,000,000	August 2025	$1.15	$(4,904)
BNP	GBP PUT/USD CALL	(3,000,000)	$3,000,000	July 2025	$1.33	$(531)
Morgan Stanley	AUD PUT/USD CALL	(2,500,000)	$2,500,000	July 2025	$0.63	$(1,253)
Morgan Stanley	USD PUT/BRL CALL	(2,500,000)	$2,500,000	July 2025	$5.50	$(39,882)
UBS	USD PUT/NOK CALL	(2,500,000)	$2,500,000	August 2025	$9.65	$(6,325)
Wells Fargo	United States Treasury	(120)	$455,280	July 2025	$107.75	$(8,438)
(Premium Received $316,327)						$(368,850)
Net Unrealized Appreciation/Depreciation on Futures Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Affiliates	Value as of 6/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2025	Shares Held as of 6/30/2025	Dividend Income
Bank Loan Core Fund	$421,089	$1,410,000	$(1,200,000)	$(6,157)	$(18,984)	$605,948	70,377	$63,347
Emerging Markets Core Fund	$3,449,402	$10,105,000	$(3,800,000)	$345,000	$(45,036)	$10,054,366	1,141,245	$605,927
Federated Hermes Government Obligations Fund, Premier Shares	$461,628	$77,169,214	$(74,185,565)	$—	$—	$3,445,277	3,445,277	$85,124
High Yield Bond Core Fund	$2,152,622	$9,830,000	$(1,900,000)	$211,879	$(51,686)	$10,242,815	1,796,985	$413,018
Mortgage Core Fund	$9,827,202	$49,700,000	$(14,700,000)	$538,577	$(91,782)	$45,273,997	5,435,054	$1,327,787
Project and Trade Finance Core Fund	$3,253,377	$9,675,001	$—	$47,048	$—	$12,975,426	1,459,553	$690,421
TOTAL OF AFFILIATED TRANSACTIONS	$19,565,320	$157,889,215	$(95,785,565)	$1,136,347	$(207,488)	$82,597,829	13,348,491	$3,185,624

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures and options contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$89,721,598	$—	$89,721,598
Corporate Bonds	—	82,702,068	—	82,702,068
Mortgage-Backed Securities	—	11,227,348	—	11,227,348
Municipal Bonds	—	8,890,193	—	8,890,193
Asset-Backed Securities	—	8,625,277	—	8,625,277
Collateralized Mortgage Obligations	—	2,631,126	—	2,631,126
Commercial Mortgage-Backed Securities	—	2,335,304	—	2,335,304
Foreign Governments/Agencies	—	623,226	—	623,226
Purchased Put Options	16,875	8,008	—	24,883
Exchange-Traded Funds	37,143,078	—	—	37,143,078
Investment Companies	69,622,403	—	—	69,622,403
Other Investments[1]	—	—	—	12,975,426
TOTAL SECURITIES	$106,782,356	$206,764,148	$—	$326,521,930
Other Financial Instruments:
Assets
Futures Contracts	$183,473	$—	$—	$183,473
Liabilities
Futures Contracts	(64,907)	—	—	(64,907)
Written Options Contracts	(152,188)	(216,662)	—	(368,850)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(33,622)	$(216,662)	$—	$(250,284)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $12,975,426 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
ETF	—Exchange-Traded Fund
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
GBP	—British Pound
GMTN	—Global Medium Term Note
GO	—General Obligation
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 6/30/2025	Period Ended 6/30/2024[1]
Net Asset Value, Beginning of Period	$24.64	$25.00
Income From Investment Operations:
Net investment income (loss)[2]	1.12	0.55
Net realized and unrealized gain (loss)	0.39	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	1.51	0.17
Less Distributions:
Distributions from net investment income	(1.07)	(0.53)
Net Asset Value, End of Period	$25.08	$24.64
Total Return[3]	6.24%	0.71%
Ratios to Average Net Assets:
Net expenses[4]	0.37%	0.37%[5]
Net investment income	4.50%	4.56%[5]
Expense waiver/reimbursement[6]	0.11%	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$326,553	$95,118
Portfolio turnover[7]	86%	63%

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2025

Assets:
Investment in securities, at value including $82,597,829 of investments in affiliated holdings* (identified cost $322,780,423, including $81,469,715 of identified cost in affiliated holdings)	326,521,930
Cash	474
Income receivable	1,644,754
Income receivable from affiliated holdings	386,728
Total Assets	328,553,886
Liabilities:
Payable for investments purchased	15,867
Written options outstanding, at value (premium received $316,327)	368,850
Payable for variation margin on futures contracts	8,216
Income distribution payable	1,509,018
Payable for investment adviser fee (Note 5)	63,733
Accrued expenses (Note 5)	35,650
Total Liabilities	2,001,334
Net assets for 13,020,004 shares outstanding	$326,552,552
Net Assets Consist of:
Paid-in capital	$328,127,036
Total distributable earnings (loss)	(1,574,484)
Net Assets	$326,552,552
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$326,552,552 ÷ 13,020,004 shares outstanding, no par value, unlimited shares authorized	$25.08

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended June 30, 2025

Investment Income:
Interest	$7,137,897
Dividends (including $3,185,624 received from affiliated holdings*)	4,311,754
TOTAL INCOME	11,449,651
Expenses:
Investment adviser fee (Note 5)	1,104,602
Share registration costs	35,649
TOTAL EXPENSES	1,140,251
Waiver/reimbursement of investment adviser fee (Note 5)	(259,155)
Net expenses	881,096
Net investment income	10,568,555
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(207,488) on sales of investments in affiliated holdings*)	(5,285,454)
Net realized loss on in-kind redemptions	(447,262)
Net realized loss on foreign currency transactions	(208,548)
Net realized gain on foreign exchange contracts	43,490
Net realized gain on futures contracts	51,587
Net realized gain on written options	512,999
Net realized loss on swap contracts	(73,273)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $1,136,347 on investments in affiliated holdings*)	3,937,452
Net change in unrealized appreciation of futures contracts	48,181
Net change in unrealized depreciation of written options	517
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(1,420,311)
Change in net assets resulting from operations	$9,148,244

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Year Ended 6/30/2025	Period Ended 6/30/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,568,555	$1,306,234
Net realized gain (loss)	(5,406,461)	(429,936)
Net change in unrealized appreciation/depreciation	3,986,150	(178,600)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,148,244	697,698
Distributions to Shareholders	(10,561,066)	(1,306,622)
Share Transactions:
Proceeds from sale of shares	284,192,086	95,727,348
Cost of shares redeemed	(51,345,136)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	232,846,950	95,727,348
Change in net assets	231,434,128	95,118,424
Net Assets:
Beginning of period	95,118,424	—
End of period	$326,552,552	$95,118,424

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2025
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond ETF (the “Fund”). The Fund’s investment objective is to provide total return.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),
Annual Financial Statements and Additional Information

transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $259,155 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2024 and 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/asset class and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At June 30, 2025, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $1,923,077. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and income and to manage duration, country, currency, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash which is shown as due from broker in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $40,105,822 and $1,186,211, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2025, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $7,618 and $6,089, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and income and to manage currency, duration, market, sector/asset class and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $7,809 and $68,539, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $119,234 and $120,063, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(183,473)*
Interest rate contracts	Purchased options, within Investment in securities, at value	16,875		—
Interest rate contracts		—	Written options outstanding, at value	152,188
Equity contracts		—	Payable for variation margin on futures contracts	64,907*
Foreign exchange contracts		—	Written options outstanding, at value	216,662
Foreign exchange contracts	Purchased options, within Investment in securities, at value	8,008		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$24,883		$250,284

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended June 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$122,064	$—	$(473,278)	$319,505	$(31,709)
Equity contracts	—	(70,477)	—	(150,000)	(59,000)	(279,477)
Foreign exchange contracts	—	—	43,490	(77,702)	252,494	218,282
Credit contracts	(73,273)	—	—	—	—	(73,273)
TOTAL	$(73,273)	$51,587	$43,490	$(700,980)	$512,999	$(166,177)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$113,657	$(38,728)	$(46,448)	$28,481
Equity contracts	(65,476)	—	(30,266)	(95,742)
Foreign exchange contracts	—	(6,485)	77,231	70,746
TOTAL	$48,181	$(45,213)	$517	$3,485

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.

Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased Options Contracts	$24,883	$(8,008)	$—	$16,875

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Written Options Contracts	$368,850	$(8,008)	$—	$360,842
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 6/30/2025	Period Ended 6/30/2024[1]
Shares sold	11,240,000	3,860,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(2,080,000)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,160,000	3,860,004

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net realized loss on security redemptions in-kind.
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(447,262)	$447,262
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$10,561,066	$1,306,622
Annual Financial Statements and Additional Information

As of June 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$115,844
Net unrealized appreciation	$3,542,269
Capital loss carryforwards and deferrals	$(5,232,597)
TOTAL	$(1,574,484)
At June 30, 2025, the cost of investments for federal tax purposes was $323,012,313. The net unrealized appreciation of investments for federal tax purposes was $3,542,269. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,962,862 and unrealized depreciation from investments for those securities having an excess of cost over value of $420,593. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, straddle loss deferrals and mark-to-market on futures and options contracts.
As of June 30, 2025, the Fund had a capital loss carryforward of $5,232,597 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,740,359	$492,238	$5,232,597
At June 30, 2025, for federal income tax purposes, the Fund had $27,784 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.47% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended June 30, 2025, the Adviser voluntarily waived $257,824 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended June 30, 2025, the Adviser reimbursed $1,331.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended June 30, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations, and in-kind transactions for the year ended June 30, 2025, were as follows:
Purchases	$116,214,881
Sales	$49,747,188
Additionally, there were purchases and sales of $208,502,382 and $36,954,031, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the year ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the year ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended June 30, 2025, 99.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes ETF Trust and the Shareholders of Federated Hermes Total Return Bond ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 3, 2024 (commencement of operations) to June 30, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from January 3, 2024 to June 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period from January 3, 2024 to June 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the transfer agent of the underlying fund, custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
August 25, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–August 2023
FEDERATED HERMES TOTAL RETURN BOND ETF (THE “FUND”)
At its meetings in August 2023 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the New Fund CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May 2023 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s proposed investment objective and strategies; the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s projected profitability with respect to managing the Fund; anticipated distribution and sales activity for the Fund; and the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also evaluated the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that, although the Adviser had only been advising exchange-traded funds (“ETFs”) since 2021, the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with substantially similar strategies to those proposed for the Fund.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
Annual Financial Statements and Additional Information

The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes Total Return Bond Fund, which is also advised by the Adviser and uses investment strategies substantially similar to those proposed for the Fund (the “Total Return Bond Mutual Fund”). The Board also considered information comparing the Total Return Bond Mutual Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the August Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to (i) traditional mutual funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”) and (ii) actively managed ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate of the Fund was above the median of the Peer Group, but the Board noted the proposed applicable waivers and reimbursements, and that the overall expense structure of the Fund was competitive in the context of other factors considered by the Board.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete. The Board also noted that most of the funds in the Fund’s Peer Group do not charge a unitary fee from which operational expenses are paid.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund
Annual Financial Statements and Additional Information

incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the fees and expenses of the Total Return Bond Mutual Fund. The Board also reviewed information about differences between the Total Return Bond Mutual Fund and the Fund. The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those proposed for the Fund, including non-registered fund clients (such as institutional separate accounts) and a third-party unaffiliated registered fund for which the Adviser or an affiliate serves as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing a Federated Hermes Fund, such as the Fund, than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance;
Annual Financial Statements and Additional Information

business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L404
Q456262 (8/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025